Employee Benefit Plans - Weighted-Average Assumptions Used for Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected term (years)	6 years 6 months	6 years 6 months	6 years 6 months
Expected dividend yield	0.44%	0.58%	0.62%
Expected volatility	30.94%	31.05%	29.84%
Expected forfeiture rate
Risk-free interest rate	1.19%	1.18%	1.97%
Fair value of options granted	$ 5.82	$ 4.38	$ 4.07